Property and Equipment, Net (Details) - USD ($)	Jun. 30, 2018	Jun. 30, 2017
Property, Plant and Equipment [Line Items]
Total	$ 791,309	$ 588,977
Less: accumulated depreciation and amortization	(457,412)	(315,630)
Property and equipment, net	333,897	273,347
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	523,553	386,590
Office Furniture [Member]
Property, Plant and Equipment [Line Items]
Total	106,576	100,524
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Total	83,502	35,706
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Total	$ 77,678	$ 66,157